Leases - Summary of Amounts of Lease Liabilities and the Movements (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of maturity analysis of operating lease payments [abstract]
At the beginning of the fiscal year	$ 6,119,963	$ 8,614,762	$ 10,763,282
Additions	5,993,172	1,980,876	2,995,872
Accretion of interest	853,157	1,200,066	1,326,813
Difference in foreign currency	7,299,242	2,211,464	1,355,364
Payments	(3,943,775)	(3,186,650)	(4,687,091)
Monetary effects	(6,932,969)	(4,700,555)	(3,139,478)
At the end of the fiscal year	$ 9,388,790	$ 6,119,963	$ 8,614,762